                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                              DATED APRIL 30, 2012
                                      FOR
                     HARTFORD SELECT LEADERS LAST SURVIVOR

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2011. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.53%              1.60%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                             DISTRIBUTION
                                                                AND/OR                               ACQUIRED
                                                                SERVICE                              FUND FEES
                                           MANAGEMENT           (12B-1)             OTHER               AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Diversified Dividend
  Fund -- Series II                            0.52%              0.25%              0.15%                N/A
 Invesco V.I. Equally-Weighted S&P 500
  Fund -- Series II                            0.12%              0.25%              0.39%                N/A
 Invesco V.I. High Yield -- Series I           0.63%                N/A              0.43%                N/A
 Invesco Van Kampen V.I. Equity and
  Income Fund -- Series II                     0.39%              0.25%              0.28%                N/A
 Invesco Van Kampen V.I. Growth and
  Income Fund -- Series II                     0.56%              0.25%              0.28%                N/A
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series I                       0.72%                N/A              0.25%                N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --
  Class 2                                      0.53%              0.25%              0.02%                N/A
 American Funds Global Small
  Capitalization Fund -- Class 2               0.70%              0.25%              0.04%                N/A
 American Funds Growth Fund --Class 2          0.32%              0.25%              0.02%                N/A
 American Funds Growth-Income Fund --
  Class 2                                      0.27%              0.25%              0.01%                N/A
 American Funds International Fund --
  Class 2                                      0.49%              0.25%              0.04%                N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 2                   0.50%              0.25%              0.29%              0.01%
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.35%                N/A              0.26%              0.01%
 Mutual Shares Securities Fund --
  Class 2                                      0.60%              0.25%              0.13%                N/A
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.15%                N/A              0.25%                N/A
 Templeton Growth Securities Fund --
  Class 2                                      0.74%              0.25%              0.04%                N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series --Initial
  Class                                        0.75%                N/A              0.25%                N/A
 MFS(R) Growth Series -- Initial Class         0.75%                N/A              0.09%                N/A
 MFS(R) Investors Growth Stock Series
  -- Initial Class                             0.75%                N/A              0.07%                N/A
 MFS(R) Investors Trust Series --
  Initial Class                                0.75%                N/A              0.07%                N/A
 MFS(R) Total Return Series --Initial
  Class                                        0.75%                N/A              0.06%                N/A

                                                                                   TOTAL ANNUAL
                                                               CONTRACTUAL             FUND
                                              TOTAL            FEE WAIVER           OPERATING
                                             ANNUAL              AND/OR              EXPENSES
                                            OPERATING            EXPENSE              AFTER
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT         FEE WAIVER
--------------------------------------  ----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Diversified Dividend
  Fund -- Series II                            0.92%                 N/A               0.92%  (3)
 Invesco V.I. Equally-Weighted S&P 500
  Fund -- Series II                            0.76%                 N/A               0.76%  (1)
 Invesco V.I. High Yield -- Series I           1.06%               0.26%               0.80%  (2)
 Invesco Van Kampen V.I. Equity and
  Income Fund -- Series II                     0.92%                 N/A               0.92%
 Invesco Van Kampen V.I. Growth and
  Income Fund -- Series II                     1.09%               0.12%               0.97%  (3)
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series I                       0.97%                 N/A               0.97%  (4)
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --
  Class 2                                      0.80%                 N/A               0.80%
 American Funds Global Small
  Capitalization Fund -- Class 2               0.99%                 N/A               0.99%
 American Funds Growth Fund --Class 2          0.59%                 N/A               0.59%
 American Funds Growth-Income Fund --
  Class 2                                      0.53%                 N/A               0.53%
 American Funds International Fund --
  Class 2                                      0.78%                 N/A               0.78%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 2                   1.05%                 N/A               1.05%  (5)
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.62%               0.01%               0.61%  (5)
 Mutual Shares Securities Fund --
  Class 2                                      0.98%                 N/A               0.98%
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.40%                 N/A               1.40%
 Templeton Growth Securities Fund --
  Class 2                                      1.03%                 N/A               1.03%  (6)
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series --Initial
  Class                                        1.00%               0.10%               0.90%  (7)
 MFS(R) Growth Series -- Initial Class         0.84%                 N/A               0.84%
 MFS(R) Investors Growth Stock Series
  -- Initial Class                             0.82%                 N/A               0.82%
 MFS(R) Investors Trust Series --
  Initial Class                                0.82%                 N/A               0.82%
 MFS(R) Total Return Series --Initial
  Class                                        0.81%               0.03%               0.78%  (8)


                                                             DISTRIBUTION
                                                                AND/OR                               ACQUIRED
                                                                SERVICE                              FUND FEES
                                           MANAGEMENT           (12B-1)             OTHER               AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Flexible Income
  Portfolio -- Class Y                         0.32%              0.25%              0.75%                N/A
 Morgan Stanley -- Focus Growth
  Portfolio -- Class Y                         0.55%              0.25%              0.21%                N/A
 Morgan Stanley -- Global
  Infrastructure Portfolio -- Class Y          0.57%              0.25%              0.53%                N/A
 Morgan Stanley -- Growth Portfolio --
  Class Y                                      0.50%              0.25%              0.44%                N/A
 Morgan Stanley -- Mid Cap Growth
  Portfolio -- Class Y                         0.42%              0.25%              0.39%                N/A
 Morgan Stanley -- Money Market
  Portfolio -- Class Y                         0.45%              0.25%              0.16%                N/A
 Morgan Stanley -- Multi Cap Growth
  Portfolio -- Class Y                         0.67%              0.25%              0.50%                N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Core Plus Fixed Income Portfolio
  -- Class I                                   0.38%                N/A              0.30%                N/A
 UIF Emerging Markets Debt Portfolio
  -- Class I                                   0.75%                N/A              0.30%                N/A
 UIF Emerging Markets Equity Portfolio
  -- Class I                                   1.22%                N/A              0.38%                N/A

                                                                                   TOTAL ANNUAL
                                                               CONTRACTUAL             FUND
                                              TOTAL            FEE WAIVER           OPERATING
                                             ANNUAL              AND/OR              EXPENSES
                                            OPERATING            EXPENSE              AFTER
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT         FEE WAIVER
--------------------------------------  ----------------------------------------------------------
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Flexible Income
  Portfolio -- Class Y                         1.32%                 N/A               1.32%
 Morgan Stanley -- Focus Growth
  Portfolio -- Class Y                         1.01%                 N/A               1.01%
 Morgan Stanley -- Global
  Infrastructure Portfolio -- Class Y          1.35%                 N/A               1.35%
 Morgan Stanley -- Growth Portfolio --
  Class Y                                      1.19%                 N/A               1.19%
 Morgan Stanley -- Mid Cap Growth
  Portfolio -- Class Y                         1.06%                 N/A               1.06%
 Morgan Stanley -- Money Market
  Portfolio -- Class Y                         0.86%               0.63%               0.23%  (9)
 Morgan Stanley -- Multi Cap Growth
  Portfolio -- Class Y                         1.42%                 N/A               1.42%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Core Plus Fixed Income Portfolio
  -- Class I                                   0.68%                 N/A               0.68%  (10)
 UIF Emerging Markets Debt Portfolio
  -- Class I                                   1.05%                 N/A               1.05%  (10)
 UIF Emerging Markets Equity Portfolio
  -- Class I                                   1.60%               0.18%               1.42%  (10)

NOTES

(1) The Adviser has contractually agreed through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.62% of the average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligations. The expense limit will terminate on June 30, 2012.

(2) The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.62% for the Invesco V.I. Balanced-Risk Allocation Fund and 0.80% for the Invesco V.I. High Yield Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(3) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.45% for the Invesco V.I. Core Equity Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.92% for the Invesco V.I. Diversified Dividend Fund, 0.95% for the Invesco V.I. Government Securities Fund, 1.40% for the Invesco V.I. Small Cap Equity Fund and 0.97% for the Invesco Van Kampen VI. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(4) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.

(5) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Acquired fund fees and expenses"). This reduction will continue until at least April 30, 2013.

(6)  The Fund administration fee is paid indirectly through the management fee.

(7) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.80% of the MFS Strategic Income Series' average daily net assets annually, 1.10% of the MFS Research International Series' average daily net assets annually and 0.90% of the MFS Core Equity Series' average daily net assets annually. These written agreements will continue until modified by a fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.

(8) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.

(9) The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(10) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed the following expense caps. 0.70% for UIF Core Plus Fixed Income Portfolio -- Class I, 1.30% for UIF Emerging Markets Debt Portfolio -- Class I and 1.42% for UIF Emerging Markets Equity Portfolio -- Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Diversified Dividend Fund  Provide reasonable current income and
  -- Series II (1)                       long-term growth of income and capital       Invesco Advisers, Inc.
                                         Seeks to achieve a high level of total
 Invesco V.I. Equally-Weighted S&P 500   return on its assets through a combination
  Fund -- Series II (2)                  of capital appreciation and current income   Invesco Advisers, Inc.
                                         Total return, comprised of current income
 Invesco V.I. High Yield -- Series I     and capital appreciation                     Invesco Advisers, Inc.
 Invesco Van Kampen V.I. Equity and
  Income Fund -- Series II               Capital appreciation and current income      Invesco Advisers, Inc.
                                         Seeks to provide long-term growth of
 Invesco Van Kampen V.I. Growth and      capital and income primarily through
  Income Fund -- Series II               investments in common stocks                 Invesco Advisers, Inc.
                                         Above-average total return over a market
                                         cycle of three to five years by investing
 Invesco Van Kampen V.I. U.S. Mid Cap    in common stocks and other equity
  Value Fund -- Series I                 securities                                   Invesco Advisers, Inc.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located around the world.
 American Funds Global Small             Seeks growth of capital over time by         Capital Research and Management Company
  Capitalization Fund -- Class 2         investing primarily in stocks of smaller
                                         companies located around the world.
 American Funds Growth Fund -- Class 2   Seeks to provide long-term growth of         Capital Research and Management Company
                                         capital.
 American Funds Growth-Income Fund --    Seeks capital growth and income over time    Capital Research and Management Company
  Class 2                                by investing primarily in U.S. common
                                         stocks or other securities that demonstrate
                                         the potential for capital appreciation
                                         and/or dividends.
 American Funds International Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located outside the United
                                         States, including in emerging and
                                         developing countries.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth           Seeks long-term capital growth               Franklin Advisers, Inc.
  Securities Fund -- Class 2
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund -- Class 1                        capital appreciation over the long term as
                                         a secondary goal
 Mutual Shares Securities Fund -- Class  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 Templeton Developing Markets            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  Securities Fund -- Class 1
 Templeton Growth Securities Fund --     Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series -- Initial    Seeks capital appreciation                   MFS Investment Management
  Class+
 MFS(R) Growth Series -- Initial Class   Seeks capital appreciation                   MFS Investment Management
 MFS(R) Investors Growth Stock Series    Seeks capital appreciation                   MFS Investment Management
  -- Initial Class
 MFS(R) Investors Trust Series --        Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) Total Return Series -- Initial   Seeks total return                           MFS Investment Management
  Class
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Flexible Income       Seeks, as a primary objective, to provide a  Morgan Stanley Investment Management Inc.
  Portfolio -- Class Y                   high level of current income and, as a
                                         secondary objective, to maximize total
                                         return, but only to the extent consistent
                                         with its primary objective

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley -- Focus Growth          Seeks long-term capital growth               Morgan Stanley Investment Management Inc.
  Portfolio -- Class Y
 Morgan Stanley -- Global                Seeks both capital appreciation and current  Morgan Stanley Investment Management Inc.
  Infrastructure Portfolio -- Class Y+   income                                       Sub-advised by Morgan Stanley Investment
                                                                                      Management Limited and Morgan Stanley
                                                                                      Investment Management Company
 Morgan Stanley -- Growth Portfolio --   Seeks long term growth of capital            Morgan Stanley Investment Management Inc.
  Class Y (3)
 Morgan Stanley -- Mid Cap Growth        Seeks long-term capital growth               Morgan Stanley Investment Management Inc.
  Portfolio -- Class Y
 Morgan Stanley -- Money Market          Seeks high current income, preservation of   Morgan Stanley Investment Management Inc.
  Portfolio -- Class Y*                  capital and liquidity
 Morgan Stanley -- Multi Cap Growth      Seeks long-term capital growth               Morgan Stanley Investment Management Inc.
  Portfolio -- Class Y (4)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Core Plus Fixed Income Portfolio    Seeks above-average total return over a      Morgan Stanley Investment Management Inc.
  -- Class I                             market cycle of three to five years by
                                         investing primarily in a diversified
                                         portfolio of fixed income securities
 UIF Emerging Markets Debt Portfolio --  Seeks high total return by investing         Morgan Stanley Investment Management Inc.
  Class I                                primarily in fixed income securities of
                                         government and government-related issuers
                                         and, to a lesser extent, of corporate
                                         issuers in emerging market countries
 UIF Emerging Markets Equity Portfolio   Seeks long-term capital appreciation by      Morgan Stanley Investment Management Inc.
  -- Class I                             investing primarily in growth-oriented       Sub-advised by Morgan Stanley Investment
                                         equity securities of issuers in emerging     Management Company and Morgan Stanley
                                         market countries                             Investment Management Limited

+     Closed to new and subsequent Premium Payments and transfers of Contract
      Value.
* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

NOTES

(1)  Formerly Invesco V.I. Dividend Growth Fund -- Series II

(2) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund -- Series II

(3)  Formerly Morgan Stanley -- Capital Growth Portfolio -- Class Y

(4)  Formerly Morgan Stanley -- Capital Opportunities Portfolio -- Class Y

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2011, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5.8 million (excluding indirect benefits received by offering HLS Funds as investment options).

3. POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

4. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2011, Hartford and its affiliates paid approximately $3,400,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2011, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $4,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5. LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.